Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Entity Registrant Name	Virgin Galactic Holdings, Inc
Amendment Flag	false
Entity Central Index Key	0001706946
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38202
Entity Tax Identification Number	85-3608069
Entity Address, Address Line One	1700 Flight Way
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	(949)
Local Phone Number	774-7640
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	SPCE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false